Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets
13.	Intangible assets

	Balance at 12/31/2016	Additions	Disposals	Transfers	Balance at 12/31/2017	Business combination	Additions	Disposals	Impairment	Balance at 12/31/2018
Cost
Goodwill - acquisition of subsidiaries	118,706	—	—	—	118,706	24,488	—	—	—	143,194
Customer relationship	97,355	—	—	—	97,355	2,103	—	(30)	—	99,428
Trademark use right	12,491	—	—	—	12,491	—	—	—	—	12,491
Trademarks and patents	45	—	—	—	45	1,659	—	—	—	1,704
Software	30,394	16,514	(2,550)	(1,295)	43,063	34,544	22,840	—	(4,764)	95,683
Licenses for use - payment arrangements	4,039	1,488	—	—	5,527	—	5,910	—	—	11,437
Software in progress	—	3,281	(90)	1,295	4,486	—	19,701	(7,071)	—	17,116
Others	876	—	(176)	—	700	—	726	(700)	—	726

	263,906	21,283	(2,816)	—	282,373	62,794	49,177	(7,801)	(4,764)	381,779
Amortization
Customer relationship	(7,477)	(9,344)	10	—	(16,811)	—	(9,760)	—	—	(26,571)
Trademark use right	(8,658)	(3,833)	—	—	(12,491)	—	—	—	—	(12,491)
Trademarks and patents	—	—	—	—	—	—	(113)	—	—	(113)
Software	(6,940)	(10,169)	255	(176)	(17,030)	(5)	(13,311)	—	—	(30,346)
Licenses for use - payment arrangements	(801)	(611)	—	176	(1,236)	—	(2,278)	—	—	(3,514)
Others	(302)	(415)	—	—	(717)	—	(370)	—	—	(1,087)

	(24,178)	(24,372)	265	—	(48,285)	(5)	(25,832)	—	—	(74,122)

Intangible assets, net	239,728	(3,089)	(2,551)	—	234,088	62,789	23,345	(7,801)	(4,764)	307,657

Impairment of intangible assets

As of December 31, 2018 the Group has recognized an impairment loss on software, in the amount of R$ 4,764. As of December 31, 2017 there were no indicators of impairment of finite-life intangible assets.

The Group performs its goodwill impairment testing at the Group’s single CGU level, which is also a single operating and reportable segment.

The Group performed its annual impairment test as of December 31, 2018 and 2017 which did not result in the need to recognize impairment losses on the carrying value of goodwill.

The recoverable amount of the Group’s single CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The pre-tax discount rate applied to cash flow projections is 11.8% and the growth rate applied to perpetuity cash-flow is 6.0% that considers long-term local inflation and long-term real growth.

The key assumptions used in value in use calculation and sensitivity to changes in assumptions are as follows:

•

Average free cash flow to equity over the five-year forecast period; based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts for each territory.

•

Average annual growth rate over the five-year forecast period; based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts for each territory.

•	Considered a pre-tax discount rate applied to cash flow of 11.8%, based on long-term interest rate, equity risk premium, industry beta and other variables.

•	Considered a perpetuity growth rate of 6.0%, based on long-term local inflation and real growth.

Therefore, the goodwill impairment testing considered, at once: a decrease of 10.0% of the free cash flow to equity in the first year, a decrease of 10.0% in the growth rate for the second until fifth year, a decrease of 3.0 basis points in perpetuity rate after the fifth year and an increase of 5.0 basis points in pre-tax discount rate, and it did not resulted in the impairment of the goodwill.